Revenue and Related Matters - Collaboration and license arrangements (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaboration and license arrangements
Total	$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
UltraDx
Collaboration and license arrangements
Total															1,800	1,900
Consideration on collaboration activities							1,900
Shares amount received							1,000							1,000
Collaboration and license revenue
Collaboration and license arrangements
Total	$ 1,872	$ 146	$ 237	$ 629	$ 368	$ 170	$ 301	$ 92	$ 86	$ 997	$ 178	$ 2,756	$ 1,234	$ 479	$ 1,380	$ 649	$ 648